PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT

7.    PROPERTY AND EQUIPMENT

Property and equipment consists of the following (in thousands):

	December 31,
	2011	2012
Computer hardware	$91,918	$109,734
Equipment	2,688	2,703
Furniture and fixtures	6,764	9,134
Leasehold improvements	23,357	30,203
Construction in-progress	18,292	10,064
Capitalized software	101,973	139,697

	244,992	301,535
Accumulated depreciation and amortization	(144,890)	(183,022)

Property and equipment, net	$100,102	$118,513

The Company entered into capital lease obligations of $1.8 million and $1.0 million for the years ended December 31, 2011 and 2012, respectively, primarily for computer hardware. Amortization expense of assets recorded under capital leases is included in depreciation and amortization expense.

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2010, 2011 and 2012 was $28.1 million, $34.1 million and $42.7 million, respectively.

In the fourth quarter of 2010, the Company recorded a $7.9 million impairment charge to write down the carrying value of property and equipment of the Converged Messaging Services asset group (see Note 6). The Converged Messaging property and equipment impairment charge of $7.9 million includes a $5.3 million impairment charge related to internally developed technology and a $1.3 million impairment charge related to capitalized software. The valuation techniques utilized by the Company in its fair value estimates included the replacement cost method.